Stock-Based Compensation (Details) (USD $)	0 Months Ended	9 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended
	Apr. 11, 2014	Dec. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Oct. 29, 2014	Oct. 19, 2014	Jan. 27, 2012
Stock-Based Compensation
Common Stock, par value (in dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Cash dividend	$ 39,900,000
Less: Cash payment to holders of vested options		1,443,000
Cash payments	41,300,000	41,300,000
Retained earnings	0	11,116,000	11,116,000			1,652,000	(3,725,000)
Reduction to paid-in capital	39,700,000
Stock Options
Stock-Based Compensation
Grant date fair value, per share		$ 6.55				$ 6.82
Share price (in dollars per share)		$ 18.42	$ 18.42			$ 11.40	$ 7.47
Assumptions used
Expected option term		P6Y6M	P6Y6M	P6Y6M	P6Y6M	P6Y6M	P6Y6M	P6Y6M
Expected volatility factor				56.00%	56.00%	56.00%	58.00%	56.00%
Risk-free interest rate, minimum		1.70%	1.70%		1.90%	1.91%
Risk-free interest rate, maximum		2.00%	1.80%		2.00%	2.03%
Risk-free interest rate				1.90%			1.01%	2.37%
Expected annual dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Options
Outstanding at the beginning of period		2,515,000			2,202,500	2,202,500
Granted		362,150				312,500
Outstanding at the end of period		2,877,150	2,877,150			2,515,000	2,202,500
Vested and expected to vest at end of period		2,877,150	2,877,150			2,515,000
Exercisable at end of period		962,850	962,850			721,450
Grant Date Weighted-Average Exercise Price
Outstanding at the beginning of period		$ 5.97			$ 7.09	$ 7.09
Granted		$ 12.21				$ 9.53
Outstanding at the end of period		$ 6.76	$ 6.76			$ 5.97	$ 7.09
Vested and expected to vest at end of period		$ 6.76	$ 6.76			$ 7.40
Exercisable at end of period		$ 6.61	$ 6.61			$ 6.45
Weighted Average Remaining Contractual Life
Weighted average remaining contractual life, awards outstanding		7 years 8 months 12 days				8 years 3 months 18 days
Weighted average remaining contractual life, awards vested and expected to vest		7 years 8 months 12 days				8 years 3 months 18 days
Weighted average remaining contractual life, awards exercisable		7 years 4 months 24 days				7 years 10 months 24 days
Aggregate Intrinsic Value
Aggregate intrinsic value, awards outstanding		33,556,000	33,556,000			10,072,000
Aggregate intrinsic value, awards vested and expected to vest		33,556,000	33,556,000			10,072,000
Aggregate intrinsic value, awards exercisable		11,372,000	11,372,000			3,570,000
Stock Options | Minimum
Assumptions used
Expected volatility factor		38.60%	38.60%
Stock Options | Maximum
Assumptions used
Expected volatility factor		56.00%	55.00%
Stock Options | Members of management
Stock-Based Compensation
Vesting period		5 years	5 years
Grant date fair value		2,400,000	900,000
Stock Options | Members of management | Minimum
Stock-Based Compensation
Grant date fair value, per share		$ 6.08	$ 6.08
Grant Date Weighted-Average Exercise Price
Granted		$ 9.40	$ 9.40
Stock Options | Members of management | Maximum
Stock-Based Compensation
Grant date fair value, per share		$ 7.79	$ 7.79
Grant Date Weighted-Average Exercise Price
Granted		$ 16.00	$ 16.00
2011 Plan | Stock Options
Stock-Based Compensation
Shares authorized											3,750,000
Expiration period		10 years				10 years
Vesting period		5 years				5 years
Less: Cash payment to holders of vested options	1,400,000
Number of options for which exercise price was lowered	1,918,550
Incremental stock-based compensation expense	0
2011 Plan | Stock Options | Members of management
Stock-Based Compensation
Vesting period				5 years	5 years
Grant date fair value				700,000	2,100,000	2,100,000	3,500,000
Grant date fair value, per share						$ 6.82	$ 3.87
Stock Options
Granted		237,500	237,500	112,500	312,500	312,500
2011 Plan | Stock Options | Members of management | Minimum
Stock-Based Compensation
Grant date fair value, per share				6.64	$ 6.64	$ 6.64	$ 3.43
Grant Date Weighted-Average Exercise Price
Granted				7.18	$ 7.18	$ 4.00
2011 Plan | Stock Options | Members of management | Maximum
Stock-Based Compensation
Grant date fair value, per share				6.92	$ 6.92	$ 6.92	$ 4.31
Grant Date Weighted-Average Exercise Price
Granted				8.16	$ 8.16	$ 11.21
2014 Plan | Stock Options | Members of management
Stock Options
Granted		124,650	124,650
2014 Plan | Stock Options | CEO
Stock-Based Compensation
Share price (in dollars per share)									$ 16.00
Assumptions used
Expected option term									P6Y
Expected volatility factor									55.00%
Risk-free interest rate									1.80%
Expected annual dividend yield									0.00%
Stock Options
Granted									99,650
Grant Date Weighted-Average Exercise Price
Exercise price									$ 16.00
2014 Plan | Restricted Stock Awards
Stock-Based Compensation
Grant date fair value		$ 500,000
Number of directors awarded restricted stock awards		1
Stock Options
Granted		30,313	30,313
2014 Plan | Restricted Stock Awards | Employees
Stock-Based Compensation
Number of annual, equal installments in which shares granted will vest		4
2014 Plan | Restricted Stock Awards | Director
Stock-Based Compensation
Vesting period		1 year
2014 Plan | Stock Options and Restricted Stock Awards
Stock-Based Compensation
Shares authorized										1,600,000
Common Stock, par value (in dollars per share)										$ 0.0001